CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 259,002	¥ 1,803,117	¥ 1,441,802
Restricted cash	126	874	10,010
Term deposit			96,969
Accounts receivable (net of allowance of nil and nil as of December 31, 2018 and 2019, respectively)	27,140	188,940	58,925
Amounts due from related parties (net of allowance of nil and nil as of December 31, 2018 and 2019, respectively)	204,138	1,421,170	656,399
Inventories, net	128,387	893,806	484,622
Short-term investments	2,469	17,187	50,482
Prepaid expenses and other current assets	9,675	67,358	58,247
Total current assets	630,937	4,392,452	2,857,456
Property, plant and equipment, net	9,243	64,350	40,042
Intangible assets, net	12,318	85,753	63,722
Long-term investments	58,332	406,099	208,949
Deferred tax assets	14,745	102,649	75,032
Operating lease right-of-use assets	15,611	108,682
Goodwill	852	5,930	5,930
Other non-current assets	1,268	8,828	7,350
Total assets	743,306	5,174,743	3,258,481
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB1,059,676 and RMB1,996,010 as of December 31, 2018 and 2019, respectively)	287,275	1,999,951	1,064,106
Advance from customers (including advance from customers of the consolidated VIEs without recourse to the Group of RMB5,930 and RMB44,380 as of December 31, 2018 and 2019, respectively)	6,434	44,793	5,943
Amount due to related parties of the consolidated VIEs without recourse to the Group	2,121	14,769	10,695
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB159,736 and RMB236,708 as of December 31, 2018 and 2019, respectively)	50,598	352,249	213,975
Income tax payables of the consolidated VIEs without recourse to the Group	9,747	67,854	54,037
Notes payable of the consolidated VIEs without recourse to the Group	314	2,184	18,936
Bank borrowings of the consolidated VIEs without recourse to the Group			20,000
Total current liabilities	356,489	2,481,800	1,387,692
Deferred tax liabilities of the consolidated VIEs without recourse to the Group	776	5,399	4,962
Other non-current liabilities of the consolidated VIEs without recourse to the Group	16,317	113,596	56,249
Noncurrent operating lease liabilities (including Noncurrent operating lease liabilities of the consolidated VIEs without recourse to the Group of RMB nil and RMB64,300 as of December 31, 2018 and 2019, respectively)	10,968	76,360
Total liabilities	384,550	2,677,155	1,448,903
Equity
Additional paid-in capital	212,431	1,478,902	1,373,577
Accumulated retained earnings	130,801	910,612	340,046
Accumulated other comprehensive income	15,956	111,081	97,141
Total Huami Corporation shareholders' equity	359,210	2,500,750	1,810,915
Noncontrolling interest	(454)	(3,162)	(1,337)
Total equity	358,756	2,497,588	1,809,578
Total liabilities and equity	743,306	5,174,743	3,258,481
Class A Ordinary Shares
Equity
Ordinary shares	8	57	36
Class B Ordinary Shares
Equity
Ordinary shares	$ 14	¥ 98	¥ 115